FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Pursuant to the accounting guidance for fair value measurement and its subsequent updates, the Plan defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.
The Financial Accounting Standards Board (“FASB”) has established a fair value hierarchy that requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The FASB established three levels of inputs that may be used to measure fair value:

•Level 1: quoted prices in active markets for identical assets or liabilities;

•Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

•Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Investments Measured at Fair Value on a Recurring Basis
The Plan had no level 2 or level 3 investments as of December 31, 2025 and 2024. Level 1 investments measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 and 2024:

	2025	2024
Mutual funds	$832,689,062	$805,230,668
Company stock	705,486,659	336,825,779
Brokerage account	352,421,732	272,802,392
Money market accounts	3,646,024	4,071,510
Total assets in the fair value hierarchy	$1,894,243,477	$1,418,930,349
Investments measured at NAV (practical expedient)	1,544,296,641	1,258,955,757
Investments at fair value	$3,438,540,118	$2,677,886,106

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.
Mutual funds and money market accounts: Valued at the net asset value (“NAV”) of shares held by the Plan at year end.
Common stocks (including Lam Research common stock): Valued at the closing price reported on the active market on which the individual securities are traded.
Brokerage account: Participant directed investments maintained in a Fidelity Brokeragelink investment option, comprised primarily of common and preferred stocks valued at the closing price reported on the active market on which the individual securities are traded and money market, mutual funds, and exchange traded funds valued at NAV of shares held at year end.
Common/collective trusts: Units held in common/collective trusts (“CCT”) are valued using the NAV practical expedient of the CCT as reported by the CCT managers. The NAV practical expedient is based on the fair value of the underlying assets owned by the CCT, minus its liabilities, and then divided by the number of units outstanding. The NAV practical expedient of a CCT is calculated based on a compilation of primarily observable market information. Participant and plan level redemptions are generally allowed daily.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.